INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14:INCOME TAXES

a.Income before taxes on income
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$38,854	$12,175	$21,095
Foreign	6,461	(2,560)	(6,557)

Total	$45,315	$9,615	$14,538

b.Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current taxes	$7,891	$2,498	$3,816
Taxes in respect of previous years	1,476	6	(129)
Deferred tax benefit	(2,758)	(3,114)	(2,042)

Total	$6,609	$(610)	$1,645
Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$8,060	$1,031	$3,055
Foreign	(1,451)	(1,641)	(1,410)

Total	$6,609	$(610)	$1,645

Domestic:
Current taxes	$7,447	$1,466	$3,519
Deferred tax benefit	(980)	(984)	(197)
Taxes in respect of previous years	1,593	549	(267)

Total - Domestic	$8,060	$1,031	$3,055

Foreign:
Current taxes	$444	$1,032	$297
Deferred tax benefit	(1,778)	(2,130)	(1,845)
Taxes in respect of previous years	(117)	(543)	138

Total - Foreign	$(1,451)	$(1,641)	$(1,410)

Total income tax expense (benefit)	$6,609	$(610)	$1,645
c.Deferred Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss and other losses carry forwards	$4,955	$4,049
Research and development	3,629	2,287
Intangible assets	(3,251)	1,476
Other temporary differences mainly relating to reserve and allowances	2,539	1,553
Deferred tax assets, before valuation allowance	$7,872	$9,365
Valuation allowance	2,644	2,254
Total deferred tax assets, net	$5,228	$7,111

Domestic:
Long term deferred tax asset (liability), net	$(732)	$2,034
	$(732)	$2,034

Foreign:
Long term deferred tax asset, net	$5,960	$5,077
	$5,960	$5,077

Total deferred tax asset, net	$5,228	$7,111
The $390 change in the total valuation allowance for the year ended December 31, 2021, relates to the projected utilization of certain operating loss carry-forwards and temporary differences for which a full valuation allowance was previously recorded.
d.Reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:
	Year ended December 31,
	2021	2020	2019

Income before taxes on income	$45,315	$9,615	$14,538
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$10,422	$2,211	$3,344

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(5,610)	(1,701)	(2,973)
Non-deductible expenses	710	2,409	374
Tax adjustment in respect of different tax rate of foreign subsidiaries	226	228	397
Deferred taxes related to prior years	(922)	(1,576)	-
Previous years taxes	1,476	(147)
Change in valuation allowance	390	(2,097)	421
Other	(83)	63	82

Taxes on income	$6,609	$(610)	$1,645

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.16	$0.06	$0.11
Diluted	$0.15	$0.06	$0.11
e.Income tax rates
Taxable income of Israeli companies was generally subject to corporate tax at the rate of 23% in 2021, 2020 and 2019. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise or a Preferred Technological Enterprise (as discussed below) may be considerably lower.
Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.
Deferred taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently, the Company does not intend to distribute any amounts of its undistributed earnings as dividends. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The amount of undistributed earnings of foreign subsidiaries is immaterial.
f.Law for the Encouragement of Capital Investments, 1959
The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.
The Israeli parliament enacted a reform to the Investment Law, effective January 2011 (which was amended in August 2013). According to the reform, a flat rate tax applies to Preferred Income of companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.
The Company’s Israeli operations elected “Preferred Enterprise” status, starting in 2011.
Benefits granted to a Preferred Enterprise include reduced tax rates. As part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all areas other than Development Area A (which was 7.5% from 2017 onward).
A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 20% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), for dividends which are distributed on or after January 1, 2014 and from “Preferred Income” that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.
g.The New Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)
In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("Amendment 73") was published and came into effect in May 2017 when regulations were promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. According to Amendment 73, a Preferred Technological Enterprise, as defined in Amendment 73, with total consolidated revenues of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports.
Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. Amendment 73 further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign shareholders exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise,” status and concluded that the Company and certain of its Israeli subsidiaries are eligible to the above-mentioned benefits.

h.Uncertain tax positions
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:
	December 31,
	2021	2020

Balance at the beginning of the year	$4,525	$4,232
Increase related to prior year tax positions, net	1,285	293
Increase related to current year tax positions, net	1,118	-

Balance at the end of the year	$6,928	$4,525
In 2021, the Company recognizes interest accrued related to unrecognized tax benefits and penalties in tax expenses. The Company had $834 and $1,017 for the payment of interest and penalties accrued at December 31, 2021, and 2020, respectively which are included in the balance at the end of the year.
The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.
The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements, although the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.
The Company’s tax assessments in Israel and the U.S. Federal for tax years prior to 2016 and 2017 respectively are considered final. The Company has net operating losses in the U.S. from prior tax periods beginning in 2011 which may be subject to examination upon utilization in future tax periods.
i.Tax loss carry-forwards

As of December 31, 2021, the Company’s U.S. subsidiaries have Federal net operating loss carry-forwards of $6,752 and States net operating loss carry-forwards of $5,883. Net operating losses generated in fiscal years prior to 2018 in the U.S. may be carried forward through periods which will expire in the years starting from 2031 up to 2035. Net operating losses generated in 2018 and subsequent years in the U.S. may be carried forward indefinitely for Federal tax purposes yet are subject to certain limitations. Different states have varying rules regarding utilization and expiration of net operating losses. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2021, the Company’s European subsidiaries have net operating loss carry-forwards of $7,293 which may be carried forward indefinitely.

The Company has accumulated net operating losses for Israeli tax purposes as of December 31, 2021, in the amount of approximately $8,534 which may be carried forward and offset against taxable income in the future for an indefinite period. The net operating losses may be offset against taxable income annually with a limitation of up to 20% of the total accumulated losses but not more than 50% of the Company's taxable income. The limitation applies during the years 2020-2024. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2021, of approximately $1,643, which may be carried forward and offset against taxable capital gains in the future for an indefinite period, but are limited as stated above.

j.US Tax Reform:
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “TCJA”). The TCJA makes broad and complex changes to the Code.

In March 2020, in response to the COVID-19 pandemic the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted. The CARES Act comprises of a spending package and tax reliefs in order to reduce the impact of the pandemic. The tax portion of the CARES Act includes several corporate tax relief provisions such as: eliminating the taxable income limitation and allowing carryback to the prior 5 years for net operating losses (“NOLs”) arising in 2018, 2019 and 2020; increasing the business interest deduction limitation from 30% to 50%; accelerated refunds of AMT credits and other provisions.